UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 96.4%
China — 18.9%
714,000	China Automation Group Ltd. (Capital Goods)	$203,261
582,000	China BlueChemical Ltd. Class H (Materials)	441,611
2,328,110	China Construction Bank Corp. Class H (Banks)	1,858,211
142,000	China Life Insurance Co. Ltd. Class H (Insurance)	416,818
21,012	China Longyuan Power Group Corp. Class H (Utilities)	15,960
853,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	787,292
208,400	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	692,103
830,000	China Petroleum & Chemical Corp. Class H (Energy)	1,001,481
250,500	China Shenhua Energy Co. Ltd. Class H (Energy)	1,100,141
642,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	360,174
215,000	China Yurun Food Group Ltd. (Food, Beverage & Tobacco)	355,532
196,000	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	578,643
114,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	78,382
24,909	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	241,867
2,628,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,835,837
220,000	Jiangxi Copper Co. Ltd. Class H (Materials)	558,107
226,000	Minth Group Ltd. (Automobiles & Components)	243,535
1,006,000	PetroChina Co. Ltd. Class H (Energy)	1,465,133
24,000	Tencent Holdings Ltd. (Software & Services)	586,037
410,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	550,837
194,604	ZTE Corp. Class H (Technology Hardware & Equipment)	528,568

		13,899,530

Hong Kong — 16.3%
418,000	Belle International Holdings Ltd. (Retailing)	677,820
45,000	Cheung Kong Holdings Ltd. (Real Estate)	605,218
175,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	994,581
856,000	China Glass Holdings Ltd. (Materials)	148,627
190,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	508,369
169,000	China Mobile Ltd. (Telecommunication Services)	1,727,147
402,000	China Overseas Land & Investment Ltd. (Real Estate)	745,845

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
678,000	China Resources Cement Holdings Ltd. (Materials)	$488,143
259,000	CNOOC Ltd. (Energy)	527,635
272,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	448,332
213,000	Hang Lung Properties Ltd. (Real Estate)	731,349
101,431	Henderson Land Development Co. Ltd. (Real Estate)	549,705
35,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	606,542
80,000	Hutchison Whampoa Ltd. (Capital Goods)	759,371
76,000	Kerry Properties Ltd. (Real Estate)	291,724
204,000	Li & Fung Ltd. (Retailing)	444,259
157,000	Lifestyle International Holdings Ltd. (Retailing)	367,365
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
140,000	Sands China Ltd. (Consumer Services)*	471,676
64,555	Sun Hung Kai Properties Ltd. (Real Estate)	893,163

		11,986,871

India — 6.6%
1,243	Bosch Ltd. (Automobiles & Components)	182,173
63,034	Coal India Ltd. (Energy)	416,528
21,675	CRISIL Ltd. (Diversified Financials)	395,244
24,025	DB Corp. Ltd. (Media)	93,759
14,408	Exide Industries Ltd. (Automobiles & Components)	38,591
3,841	Grasim Industries Ltd. (Materials)	214,692
76,814	HDFC Bank Ltd. (Banks)	760,214
12,967	Hero Motocorp Ltd. (Automobiles & Components)	487,909
24,246	ICICI Bank Ltd. (Banks)	440,519
283,064	Indiabulls Infrastructure and Power Ltd. (Utilities)*	44,367
95,954	Indiabulls Real Estate Ltd. (Real Estate)	137,683
11,746	Indraprastha Gas Ltd. (Utilities)	84,896
67,432	IndusInd Bank Ltd. (Banks)	411,797
10,060	Infosys Ltd. (Software & Services)	553,399
1,770	Infosys Ltd. ADR (Software & Services)	97,332
18,736	Tata Steel Ltd. (Materials)	170,391
33,837	Thermax Ltd. (Capital Goods)	334,371

		4,863,865

Indonesia — 3.4%
1,960,357	PT Bank Negara Indonesia (Persero) Tbk (Banks)	787,013
4,893,500	PT Delta Dunia Makmur Tbk (Energy)*	357,880

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
802,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	$427,770
2,522,500	PT Media Nusantara Citra Tbk (Media)	378,394
708,500	PT Perusahaan Gas Negara Persero Tbk (Utilities)	265,331
419,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	319,428

		2,535,816

Malaysia — 4.5%
274,000	CIMB Group Holdings Berhad (Banks)	622,110
218,520	Genting Berhad (Consumer Services)	797,739
212,300	Sime Darby Berhad (Capital Goods)	637,438
342,900	Tenaga Nasional Berhad (Utilities)	675,421
264,000	UMW Holdings Berhad (Automobiles & Components)	599,231

		3,331,939

Philippines — 0.7%
1,912,400	Petron Corp. (Energy)	514,982

Singapore — 6.0%
170,000	CapitaLand Ltd. (Real Estate)	354,450
95,230	DBS Group Holdings Ltd. (Banks)	1,022,090
738,000	Genting Singapore PLC (Consumer Services)*	952,724
94,000	SembCorp Industries Ltd. (Capital Goods)	355,505
267,000	SembCorp Marine Ltd. (Capital Goods)	1,049,676
295,000	Singapore Telecommunications Ltd. (Telecommunication Services)	726,560

		4,461,005

South Korea — 20.5%
50,910	Cheil Worldwide, Inc. (Media)	788,315
2,118	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	269,322
24,530	Hankook Tire Co. Ltd. (Automobiles & Components)	978,320
5,857	Himart Co. Ltd. (Retailing)	396,596
33,560	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	800,231
1,369	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	379,018
1,927	Hyundai Mobis (Automobiles & Components)	475,059
42,470	KB Financial Group, Inc. (Banks)	1,610,000
17,330	Kia Motors Corp. (Automobiles & Components)	1,040,463
2,369	LG Chem Ltd. (Materials)	786,463

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
2,720	NHN Corp. (Software & Services)	$512,770
1,082	POSCO (Materials)	398,128
3,521	POSCO Chemtech Co. Ltd. (Materials)	513,739
14,700	Samsung C&T Corp. (Capital Goods)	905,087
4,200	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,135,673
9,060	Samsung Securities Co. Ltd. (Diversified Financials)	494,108
5,400	S-Oil Corp. (Energy)	584,087

		15,067,379

Taiwan — 16.0%
573,170	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	602,723
75,380	Asustek Computer, Inc. (Technology Hardware & Equipment)	595,862
246,245	Cathay Financial Holding Co. Ltd. (Insurance)	281,124
1,030,209	Chinatrust Financial Holding Co. Ltd. (Banks)	665,051
325,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	374,714
231,000	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	750,355
186,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	455,549
413,698	Far Eastern New Century Corp. (Capital Goods)	508,539
205,660	Formosa Plastics Corp. (Materials)	599,230
426,976	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,376,984
154,455	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	364,509
27,000	PChome Online, Inc. (Software & Services)	153,572
61,000	President Chain Store Corp. (Food & Staples Retailing)	328,281
167,076	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	635,968
122,000	Taiwan Fertilizer Co. Ltd. (Materials)	316,599
1,012,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,685,599
9,800	TPK Holding Co. Ltd. (Technology Hardware & Equipment)*	142,330
139,429	Tripod Technology Corp. (Technology Hardware & Equipment)	388,895

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
923,005	Yuanta Financial Holding Co. Ltd. (Diversified Financials)*	$521,840

		11,747,724

Thailand — 2.4%
85,000	Bangkok Bank PCL NVDR (Banks)	420,785
4,900	Banpu PCL (Registered) (Energy)	93,203
12,550	Banpu PCL NVDR (Energy)	238,714
37,500	PTT PCL (Energy)	411,121
368,100	Shin Corp. PCL NVDR (Telecommunication Services)	594,349

		1,758,172

United States — 1.1%
11,316	Cognizant Technology Solutions Corp. Class A (Software & Services)*	811,923

TOTAL COMMON STOCKS		$70,979,206

Notional		Maturity
Shares	Description	Date	Value
Participation Notes* — 0.9%
India — 0.9%
33,121	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	$88,712
44,909	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)	02/20	274,248
20,399	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)(a)	12/14	124,572
9,494	IndusInd Bank Ltd. (Issuer Morgan Stanley) (Banks)(a)	06/13	57,977
4,526	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)(a)	12/12	41,160
5,351	Tata Steel Ltd. GDR (Issuer Deutsche Bank AG) (Materials)(a)	01/17	48,664

TOTAL PARTICIPATION NOTES			$635,333

TOTAL INVESTMENTS — 97.3%			$71,614,539

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			1,981,066

NET ASSETS — 100.0%			$73,595,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $272,373, which represents approximately 0.4% of net assets as of January 31, 2012.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

MSCI Singapore Index	15	February 2012	$794,689	$6,124

SGX S&P CNX Nifty Index	24	February 2012	251,040	5,154

TOTAL				$11,278

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$67,412,687

Gross unrealized gain	11,826,161
Gross unrealized loss	(7,624,309)

Net unrealized security gain	$4,201,852

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 95.3%
Brazil — 32.4%
366,665	Anhanguera Educacional Participacoes SA (Consumer Services)	$4,931,678
562,912	Autometal SA (Automobiles & Components)	4,481,517
1,601,231	Banco Bradesco SA Preference Shares (Banks)	28,776,702
1,374,449	BM&FBovespa SA (Diversified Financials)	8,645,372
498,260	Braskem SA Preference A Shares (Materials)	4,460,157
781,951	Direcional Engenharia SA (Real Estate)*	4,251,679
272,665	EDP — Energias do Brasil SA (Utilities)	6,351,571
570,225	Itau Unibanco Holding SA Preference Shares (Banks)	11,461,940
1,575,994	Klabin SA Preference Shares (Materials)	7,306,291
969,282	Magazine Luiza SA (Retailing)*	5,558,726
1,569,452	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	6,359,730
1,194,383	Petroleo Brasileiro SA ADR (Energy)	36,488,401
307,478	Qualicorp SA (Commercial & Professional Services)*	3,042,751
666,146	Vale SA (Materials)	17,042,540
709,231	Vale SA ADR (Materials)	17,943,544

		167,102,599

China — 28.5%
7,434,000	China Automation Group Ltd. (Capital Goods)	2,116,307
5,608,000	China BlueChemical Ltd. Class H (Materials)	4,255,249
26,510,360	China Construction Bank Corp. Class H (Banks)	21,159,587
3,732,000	China Life Insurance Co. Ltd. Class H (Insurance)	10,954,690
197,211	China Longyuan Power Group Corp. Class H (Utilities)	149,796
7,564,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	6,981,796
8,566,000	China Petroleum & Chemical Corp. Class H (Energy)	10,335,768
2,566,500	China Shenhua Energy Co. Ltd. Class H (Energy)	11,271,503
10,530,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	5,907,525
2,398,000	China Yurun Food Group Ltd. (Food, Beverage & Tobacco)	3,965,426
2,621,000	CNOOC Ltd. (Energy)	5,339,504
1,940,000	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	5,727,389
25,694,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	17,944,706
2,397,000	Jiangxi Copper Co. Ltd. Class H (Materials)	6,080,823

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
3,336,000	Minth Group Ltd. (Automobiles & Components)	$3,594,837
10,432,000	PetroChina Co. Ltd. Class H (Energy)	15,193,111
256,000	Tencent Holdings Ltd. (Software & Services)	6,251,059
3,391,348	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	4,549,631
1,807,628	ZTE Corp. Class H (Technology Hardware & Equipment)	4,909,737

		146,688,444

Hong Kong — 9.3%
4,548,000	Belle International Holdings Ltd. (Retailing)	7,374,945
2,026,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	5,420,818
1,652,000	China Mobile Ltd. (Telecommunication Services)	16,883,116
4,110,000	China Overseas Land & Investment Ltd. (Real Estate)	7,625,434
7,430,000	China Resources Cement Holdings Ltd. (Materials)	5,349,410
3,077,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	5,071,757

		47,725,480

India — 9.4%
12,600	Bosch Ltd. (Automobiles & Components)	1,846,647
640,365	Coal India Ltd. (Energy)	4,231,522
187,249	CRISIL Ltd. (Diversified Financials)	3,414,486
316,715	DB Corp. Ltd. (Media)	1,236,003
533,923	Exide Industries Ltd. (Automobiles & Components)	1,430,066
43,753	Grasim Industries Ltd. (Materials)	2,445,569
779,328	HDFC Bank Ltd. (Banks)	7,712,861
125,851	Hero Motocorp Ltd. (Automobiles & Components)	4,735,398
243,846	ICICI Bank Ltd. (Banks)	4,430,376
3,690,975	Indiabulls Infrastructure and Power Ltd. (Utilities)*	578,523
1,251,178	Indiabulls Real Estate Ltd. (Real Estate)	1,795,291
129,162	Indraprastha Gas Ltd. (Utilities)	933,537
539,314	IndusInd Bank Ltd. (Banks)	3,293,510
83,555	Infosys Ltd. (Software & Services)	4,596,342
22,630	Infosys Ltd. ADR (Software & Services)	1,244,423
133,462	Tata Steel Ltd. (Materials)	1,213,745
351,546	Thermax Ltd. (Capital Goods)	3,473,917

		48,612,216

Netherlands — 0.1%
86,760	Nord Gold NV GDR (Materials)*	646,360

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Russia — 14.0%
306,240	DIXY Group OJSC (Food & Staples Retailing)*	$3,535,954
970,019	Etalon Group Ltd. GDR (Real Estate)*	4,712,975
136,900	Eurasia Drilling Co. Ltd. GDR (Energy)	3,607,049
359,708	Globaltrans Investment PLC GDR (Transportation)(a)	5,464,865
1,907,828	Integra Group Holdings GDR (Energy)*	3,802,297
952,716	OAO Gazprom ADR (Energy)	11,575,533
205,094	OAO Lukoil ADR (Energy)	12,047,174
428,389	OAO Severstal GDR (Materials)	6,173,398
1,187,618	Rosneft Oil Co. OJSC GDR (Energy)	8,769,160
3,107,817	Sberbank of Russia (Banks)	9,216,393
133,158	X5 Retail Group NV GDR (Food & Staples Retailing)*	2,939,413

		71,844,211

United States — 1.6%
116,511	Cognizant Technology Solutions Corp. Class A (Software & Services)*	8,359,664

TOTAL COMMON STOCKS		$490,978,974

Shares	Description	Value
Exchange Traded Fund* — 0.7%
Brazil — 0.7%
94,870	iShares Ibovespa	$3,375,726

Notional Shares	Description	Maturity Date	Value
Participation Notes* — 1.5%
India — 1.5%
467,416	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	$1,251,933
626,932	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)	02/20	3,828,518
263,918	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)(a)	12/14	1,611,681
75,318	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)(a)	12/12	684,958
65,209	Tata Steel Ltd. GDR (Issuer Deutsche Bank AG) (Materials)(a)	01/17	593,031

TOTAL PARTICIPATION NOTES			$7,970,121

TOTAL INVESTMENTS — 97.5%			$502,324,821

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%			12,903,151

NET ASSETS — 100.0%			$515,227,972

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,354,535, which represents approximately 1.6% of net assets as of January 31, 2012.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

SGX S&P CNX Nifty Index	558	February 2012	$5,836,680	$172,283

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$492,310,113

Gross unrealized gain	56,706,283
Gross unrealized loss	(46,691,575)

Net unrealized security gain	$10,014,708

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Brazil — 15.8%
198,648	Anhanguera Educacional Participacoes SA (Consumer Services)	$2,671,834
231,475	Autometal SA (Automobiles & Components)	1,842,844
613,377	Banco Bradesco SA Preference Shares (Banks)	11,023,373
640,687	BM&FBovespa SA (Diversified Financials)	4,029,962
195,021	Braskem SA Preference A Shares (Materials)	1,745,724
328,595	Direcional Engenharia SA (Real Estate)*	1,786,660
79,693	EDP — Energias do Brasil SA (Utilities)	1,856,402
199,984	Itau Unibanco Holding SA Preference Shares (Banks)	4,019,825
522,474	Klabin SA Preference Shares (Materials)	2,422,184
516,872	Magazine Luiza SA (Retailing)*	2,964,204
955,686	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	3,872,629
440,162	Petroleo Brasileiro SA ADR (Energy)	13,446,949
130,210	Qualicorp SA (Commercial & Professional Services)*	1,288,536
318,857	Vale SA (Materials)	8,157,571
185,730	Vale SA ADR (Materials)	4,698,969

		65,827,666

China — 14.1%
1,755,000	China Automation Group Ltd. (Capital Goods)	499,612
2,380,000	China BlueChemical Ltd. Class H (Materials)	1,805,901
10,092,420	China Construction Bank Corp. Class H (Banks)	8,055,396
1,387,000	China Life Insurance Co. Ltd. Class H (Insurance)	4,071,317
104,426	China Longyuan Power Group Corp. Class H (Utilities)	79,319
3,123,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	2,882,892
3,428,000	China Petroleum & Chemical Corp. Class H (Energy)	4,136,238
1,030,500	China Shenhua Energy Co. Ltd. Class H (Energy)	4,525,729
4,126,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	2,314,762
996,000	China Yurun Food Group Ltd. (Food, Beverage & Tobacco)	1,647,024
1,072,000	CNOOC Ltd. (Energy)	2,183,880
784,000	Dongfang Electric Corp. Ltd. Class H (Capital Goods)	2,314,574
11,294,505	Industrial & Commercial Bank of China Ltd. Class H (Banks)	7,888,074
1,041,000	Jiangxi Copper Co. Ltd. Class H (Materials)	2,640,858

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
1,160,000	Minth Group Ltd. (Automobiles & Components)	$1,250,003
4,158,000	PetroChina Co. Ltd. Class H (Energy)	6,055,690
106,000	Tencent Holdings Ltd. (Software & Services)	2,588,329
1,347,540	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Capital Goods)	1,807,780
818,960	ZTE Corp. Class H (Technology Hardware & Equipment)	2,224,395

		58,971,773

Czech Republic — 0.8%
86,924	CEZ AS (Utilities)	3,511,265

Hong Kong — 4.8%
1,767,000	Belle International Holdings Ltd. (Retailing)	2,865,332
780,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,086,988
727,500	China Mobile Ltd. (Telecommunication Services)	7,434,908
1,652,000	China Overseas Land & Investment Ltd. (Real Estate)	3,065,016
2,906,000	China Resources Cement Holdings Ltd. (Materials)	2,092,246
1,389,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	2,289,460

		19,833,950

India — 5.1%
300,955	Coal India Ltd. (Energy)	1,988,706
82,991	CRISIL Ltd. (Diversified Financials)	1,513,341
618,657	Exide Industries Ltd. (Automobiles & Components)	1,657,019
447,910	HDFC Bank Ltd. (Banks)	4,432,880
84,138	Hero Motocorp Ltd. (Automobiles & Components)	3,165,862
890,218	IndusInd Bank Ltd. (Banks)	5,436,429
292,501	Thermax Ltd. (Capital Goods)	2,890,444

		21,084,681

Indonesia — 2.5%
8,421,463	PT Bank Negara Indonesia (Persero) Tbk (Banks)	3,380,916
26,924,500	PT Delta Dunia Makmur Tbk (Energy)*	1,969,088
3,010,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	1,605,472
17,259,500	PT Media Nusantara Citra Tbk (Media)	2,589,055
2,183,000	PT Perusahaan Gas Negara (Utilities)	817,526

		10,362,057

Malaysia — 3.8%
1,573,000	CIMB Group Holdings Berhad (Banks)	3,571,456

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Malaysia — (continued)
867,200	Genting Berhad (Consumer Services)	$3,165,840
668,000	Sime Darby Berhad (Capital Goods)	2,005,693
1,833,300	Tenaga Nasional Berhad (Utilities)	3,611,106
1,518,000	UMW Holdings Berhad (Automobiles & Components)	3,445,580

		15,799,675

Mexico — 4.0%
241,400	America Movil SAB de CV Series L ADR (Telecommunication Services)(a)	5,602,894
1,394,096	Corp. Moctezuma SAB de CV (Materials)	3,208,728
102,400	Grupo Televisa SAB ADR (Media)	2,019,328
529,800	Mexichem SAB de CV (Materials)	1,829,125
1,331,514	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	4,111,787

		16,771,862

Netherlands — 0.2%
83,192	Nord Gold NV GDR (Materials)*	619,780

Philippines — 0.5%
7,834,200	Petron Corp. (Energy)	2,109,640

Qatar — 0.2%
21,143	Qatar National Bank SAQ (Banks)	772,957

Russia — 8.0%
208,328	DIXY Group OJSC (Food & Staples Retailing)*	2,405,428
119,550	Eurasia Drilling Co. Ltd. GDR (Energy)	3,149,910
207,244	Globaltrans Investment PLC GDR (Transportation)	3,148,555
1,352,078	Integra Group Holdings GDR (Energy)*	2,694,689
101,362	OAO Lukoil ADR (Energy)	5,953,980
217,446	OAO Severstal GDR (Materials)	3,133,556
702,632	Rosneft Oil Co. OJSC GDR (Energy)	5,188,110
481,818	Sberbank of Russia ADR (Banks)*	5,784,869
89,334	X5 Retail Group NV GDR (Food & Staples Retailing)*	1,972,014

		33,431,111

South Africa — 6.4%
534,200	Barloworld Ltd. (Capital Goods)	5,974,084
336,298	JSE Ltd. (Diversified Financials)	3,290,788

Shares	Description	Value
Common Stocks — (continued)
South Africa — (continued)
1,701,018	Life Healthcare Group Holdings
	Ltd. (Health Care Equipment & Services)	$4,606,983
282,064	Mr. Price Group Ltd. (Retailing)	3,107,034
382,200	MTN Group Ltd. (Telecommunication Services)	6,502,688
841,873	Sanlam Ltd. (Insurance)	3,250,059

		26,731,636

South Korea — 14.2%
201,310	Cheil Worldwide, Inc. (Media)	3,117,181
8,642	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,098,907
95,130	Hankook Tire Co. Ltd. (Automobiles & Components)	3,794,032
24,521	Himart Co. Ltd. (Retailing)	1,660,397
132,360	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	3,156,096
4,196	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	1,161,694
8,373	Hyundai Mobis (Automobiles & Components)	2,064,177
164,800	KB Financial Group, Inc. (Banks)	6,247,421
68,540	Kia Motors Corp. (Automobiles & Components)	4,115,021
9,635	LG Chem Ltd. (Materials)	3,198,638
12,050	NHN Corp. (Software & Services)*	2,271,645
4,512	POSCO (Materials)	1,660,215
13,577	POSCO Chemtech Co. Ltd. (Materials)	1,980,981
61,740	Samsung C&T Corp. (Capital Goods)	3,801,364
10,381	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,222,004
9,295	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	5,456,885
35,680	Samsung Securities Co. Ltd. (Diversified Financials)	1,945,890
19,640	S-Oil Corp. (Energy)	2,124,348

		59,076,896

Taiwan — 10.7%
2,310,640	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	2,429,780
242,460	Asustek Computer, Inc. (Technology Hardware & Equipment)	1,916,592
1,001,360	Cathay Financial Holding Co. Ltd. (Insurance)	1,143,198
3,673,225	Chinatrust Financial Holding Co. Ltd. (Banks)	2,371,249

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
1,004,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	$1,157,578
869,000	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	2,822,766
786,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	1,925,061
1,376,694	Far Eastern New Century Corp. (Capital Goods)	1,692,302
752,000	Formosa Plastics Corp. (Materials)	2,191,096
1,634,326	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	5,270,650
647,160	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	1,527,278
95,000	PChome Online, Inc. (Software & Services)	540,347
213,000	President Chain Store Corp. (Food & Staples Retailing)	1,146,291
575,059	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,188,940
475,000	Taiwan Fertilizer Co. Ltd. (Materials)	1,232,659
3,913,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,383,015
46,350	TPK Holding Co. Ltd. (Technology Hardware & Equipment)*	673,161
559,876	Tripod Technology Corp. (Technology Hardware & Equipment)	1,561,604
4,247,173	Yuanta Financial Holding Co. Ltd. (Diversified Financials)*	2,401,226

		44,574,793

Thailand — 1.8%
377,100	Bangkok Bank PCL NVDR (Banks)	1,866,798
76,200	Banpu PCL NVDR (Energy)	1,449,402
161,600	PTT PCL (Energy)	1,771,659
1,601,400	Shin Corp. PCL NVDR (Telecommunication Services)	2,585,687

		7,673,546

Turkey — 2.0%
363,128	Bizim Toptan Satis Magazalari AS (Food & Staples Retailing)	4,630,995
861,060	TAV Havalimanlari Holding AS (Transportation)*	3,868,023

		8,499,018

United Kingdom — 0.6%
115,663	Antofagasta PLC (Materials)	2,367,389

Shares	Description	Value
Common Stocks — (continued)
United States — 1.6%
93,501	Cognizant Technology Solutions Corp. Class A (Software & Services)*	$6,708,697

TOTAL COMMON STOCKS		$404,728,392

Exchange Traded Fund* — 0.5%
Brazil — 0.5%
55,080	iShares Ibovespa	$1,959,892

Notional		Maturity
Shares	Description	Date	Value
Participation Notes — 0.2%
India — 0.1%
195,950	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)	03/13	$524,835

Qatar — 0.1%
17,816	The Commercial Bank of Qatar (Issuer Merrill Lynch International & Co.) (Banks)	04/13	404,970

TOTAL PARTICIPATION NOTES			$929,805

TOTAL INVESTMENTS — 97.8%			$407,618,089

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%			9,350,979

NET ASSETS — 100.0%			$416,969,068

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

SGX S&P CNX Nifty Index	361	February 2012	$3,776,060	$77,522

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$383,546,373

Gross unrealized gain	55,094,547
Gross unrealized loss	(31,022,831)

Net unrealized security gain	$24,071,716

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 94.7%
Bangladesh — 1.6%
95,000	GrameenPhone Ltd. (Telecommunication Services)	$174,895
1,718,590	Islami Bank Bangladesh Ltd. (Banks)*	974,610
239,500	Power Grid Co. of Bangladesh Ltd. (Utilities)	124,762

		1,274,267

Egypt — 2.7%
12,660	Orascom Construction Industries (Capital Goods)	525,041
631,631	Telecom Egypt Co. (Telecommunication Services)	1,569,517

		2,094,558

Indonesia — 15.1%
3,329,000	PT Adaro Energy Tbk (Energy)	675,740
252,500	PT Astra International Tbk (Automobiles & Components)	2,210,977
2,037,000	PT Bank Central Asia Tbk (Banks)	1,808,895
1,722,000	PT Bank Mandiri Tbk (Banks)	1,280,280
1,659,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	666,230
213,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	1,350,992
347,500	PT Indocement Tunggal Prakarsa Tbk (Materials)	653,829
1,324,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	706,194
624,500	PT Perusahaan Gas Negara (Utilities)	233,873
548,000	PT Semen Gresik Persero Tbk (Materials)	687,949
249,000	PT Tambang Batubara Bukit Asam Tbk (Energy)	556,743
1,326,500	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	1,011,267

		11,842,969

Mexico — 22.0%
287,848	America Movil SAB de CV Series L ADR (Telecommunication Services)	6,680,952
290,215	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,157,823
369,933	Grupo Mexico SAB de CV Series B (Materials)	1,177,567
120,118	Grupo Televisa SAB ADR (Media)	2,368,727
347,200	Mexichem SAB de CV (Materials)	1,198,702
440,867	Urbi Desarrollos Urbanos SAB de CV (Consumer Durables & Apparel)*	628,790
1,294,007	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	3,995,963

		17,208,524

Shares	Description	Value
Common Stocks — (continued)
Nigeria — 6.7%
14,270,509	Guaranty Trust Bank PLC (Banks)	$1,238,535
236,532	Nestle Nigeria PLC (Food, Beverage & Tobacco)	630,927
3,438,742	Nigerian Breweries PLC (Food, Beverage & Tobacco)	1,973,381
17,538,436	Zenith Bank PLC (Banks)	1,355,391

		5,198,234

Pakistan — 2.6%
356,295	Engro Corp. Ltd. (Materials)	456,980
151,080	MCB Bank Ltd. (Banks)	288,375
407,242	Pakistan Petroleum Ltd. (Energy)	788,202
168,010	Pakistan State Oil Co. Ltd. (Energy)	476,765

		2,010,322

Philippines — 6.5%
3,747,800	Alliance Global Group, Inc. (Capital Goods)	960,006
9,981,000	Energy Development Corp. (Utilities)	1,302,261
962,930	Metropolitan Bank & Trust (Banks)	1,701,352
4,190,100	Petron Corp. (Energy)	1,128,335

		5,091,954

South Africa — 0.9%
41,500	MTN Group Ltd. (Telecommunication Services)	706,074

South Korea — 22.1%
57,180	Cheil Worldwide, Inc. (Media)	885,403
2,533	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	322,093
2,942	Himart Co. Ltd. (Retailing)	199,212
38,570	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	919,693
1,104	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	305,651
1,307	Hyundai Mobis (Automobiles & Components)	322,212
60,080	KB Financial Group, Inc. (Banks)	2,277,579
28,600	Kia Motors Corp. (Automobiles & Components)	1,717,094
2,846	LG Chem Ltd. (Materials)	944,818
54,290	Nexen Tire Corp. (Automobiles & Components)	868,966
4,390	NHN Corp. (Software & Services)	827,595
1,384	POSCO (Materials)	509,251
3,760	POSCO Chemtech Co. Ltd. (Materials)	548,611
13,100	Samsung C&T Corp. (Capital Goods)	806,574
4,203	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,138,627

GOLDMAN SACHS N-11 EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
10,410	Samsung Securities Co. Ltd. (Diversified Financials)	$567,733
6,420	S-Oil Corp. (Energy)	694,415
32,218	Y G-1 Co. Ltd. (Capital Goods)*	440,805

		17,296,332

Turkey — 12.3%
73,042	Bizim Toptan Satis Magazalari AS (Food & Staples Retailing)	931,509
51,017	Koza Altin Isletmeleri AS (Materials)	902,199
357,441	TAV Havalimanlari Holding AS (Transportation)*	1,605,684
52,744	Tupras-Turkiye Petrol Rafinerileri AS (Energy)	1,198,943
220,656	Turk Telekomunikasyon AS (Telecommunication Services)	983,963
706,822	Turkiye Garanti Bankasi AS (Banks)	2,545,152
219,398	Turkiye Halk Bankasi AS (Banks)	1,440,066

		9,607,516

Vietnam — 2.2%
522,970	Bank for Foreign Trade of Vietnam JSC (Banks)*	607,121
160,760	Bao Viet Holdings (Insurance)	397,319
67,080	Masan Group Corp. (Food, Beverage & Tobacco)*	341,352
223,580	PetroVietnam Drilling and Well Services JSC (Energy)	404,281

		1,750,073

TOTAL COMMON STOCKS		$74,080,823

Exchange Traded Fund — 1.3%
Indonesia — 1.3%
34,652	iSHARES MSCI Indonesia Investable Market Index Fund	$1,052,728

Notional		Maturity
Shares	Description	Date	Value
Participation Notes* — 0.3%
Bangladesh — 0.3%
334,260	Islami Bank Bangladesh Ltd. (Issuer Deutsche Bank AG) (Banks)	02/21	$189,559
42,500	Power Grid Co. of Bangladesh Ltd. (Issuer Deutsche Bank AG) (Utilities)(a)	02/21	22,139

TOTAL PARTICIPATION NOTES			$211,698

TOTAL INVESTMENTS — 96.3%			$75,345,249

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.7%			2,866,204

NET ASSETS — 100.0%			$78,211,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $22,139, which represents approximately 0.0% of net assets as of January 31, 2012.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS N-11 EQUITY FUND
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2012, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

MEX BOLSA Index	3	March 2012	$86,597	$235

TAX INFORMATION — At January 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$77,714,544

Gross unrealized gain	3,040,076
Gross unrealized loss	(5,409,371)

Net unrealized security loss	$(2,369,295)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of January 31, 2012:
ASIA EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$1,151,122	$70,463,417	(a)	$—

Derivative Type

Assets
Futures Contracts(b)	$11,278	$—		$—

BRIC

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$128,077,323	$373,668,975	(a)	$578,523

Derivative Type

Assets
Futures Contracts(b)	$172,283	$—		$—

The following is a reconciliation of Level 3 investments for the period ended January 31, 2012:

Common Stock
and/or Other Equity
Investments

Beginning Balance as of November 1, 2011	$—

Realized Gain (Loss)	—

Unrealized gain (loss) relating to instruments still held at reporting date	—

Purchases	578,523

Sales	—

Transfers into Level 3	—

Transfers out of Level 3	—

Ending Balance as of January 31, 2012	$578,523

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$72,057,011	$335,561,078	(a)	$—

Derivative Type

Assets
Futures Contracts(b)	$77,522	$—		$—

N-11 EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$18,261,252	$57,083,997	(a)	$—

Derivative Type

Assets
Futures Contracts(b)	$235	$—		$—

(a)To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended January 31, 2012, the Funds entered into futures contracts. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of January 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets

Asia Equity	Equity	$11,278

BRIC	Equity	172,283

Emerging Markets Equity	Equity	77,522

N-11 Equity	Equity	235

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Structured Notes — The Funds may invest in participation notes and equity linked notes, whose values are based on the price movements of a reference security or underlying instrument. Some countries, especially emerging market countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. A Fund may use these notes to establish a position in such markets as a substitute for direct investment. These notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, or market. On the maturity date of each note, a Fund will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Interim payments received are recorded as dividend income and are reported under Investment Income on the Statements of Operations.
     Investments in participation notes involve the same risks associated with a direct investment in the underlying security, or market that they seek to replicate. In addition, participation notes are generally traded over the counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues participation notes will not fulfill its contractual obligation to complete the transaction with a Fund. These notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in the BRIC countries (Brazil, Russia, India and China). The N-11 Equity Fund invests primarily in issuers or instruments that expose the Fund to the prevailing economic circumstances and factors present in the N-11 countries, and the Fund may invest up to 50% of its assets in investments tied economically to and/or issuers that participate in the markets of any one N-11 country.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Non-Diversification Risk — The BRIC and N-11 Equity Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than a “diversified” mutual fund. Thus, these Funds may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 29, 2012

* Print the name and title of each signing officer under his or her signature.